CONTINGENT LIABILITIES - TAIWAN (Details Textual) (Megasys [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Megasys [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Contingent Liabilities	$ 1.5